9. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details 4) (USD $)	Dec. 31, 2012
Future minimum payments for the note payable to the former stockholders of Welding:
September 30, 2013	$ 644,000
September 30, 2014	691,000
Septmeber 30, 2015	41,000
Former WMI Stockholders Notes Payable	1,376,000
Less: Current portion	(644,000)
Long-term portion	$ 732,000